Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 7, 2023, to
PROSPECTUS DATED MARCH 1, 2023
I.  BENCHMARK CHANGES: Effective January 1, 2024, to comply with new regulations that require a Fund’s primary benchmark to represent the overall applicable domestic or international equity or debt market, each of the following Funds will change its primary benchmark and add a secondary benchmark as follows. The secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that Russell Investment Management, LLC (“RIM”), the Funds’ advisor, believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark.

Fund	Existing Primary Benchmark	New Primary Benchmark	New Secondary Benchmark
Equity Income Fund	Russell 1000® Value Index	Russell 1000® Index	Not applicable
U.S. Small Cap Equity Fund	Russell 2000® Index	Russell 3000® Index	Russell 2000® Index
Tax‑Managed U.S. Mid & Small Cap Fund	Russell 2500™ Index	Russell 3000® Index	Russell 2500™ Index
Short Duration Bond Fund	ICE BofA 1‑3 Year US Treasury Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1‑3 Year US Treasury Index
Tax‑Exempt High Yield Bond Fund	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index
Tax‑Exempt Bond Fund	Bloomberg Municipal 1‑15 Year Blend (1‑17) Index	Bloomberg U.S. Aggregate Bond Index	Bloomberg Municipal 1‑15 Year Blend (1‑17) Index
Global Infrastructure Fund	S&P® Global Infrastructure Index	MSCI World Index	S&P® Global Infrastructure Index
Global Real Estate Securities Fund	FTSE EPRA Nareit Developed Index (formerly, FTSE EPRA/NAREIT Developed Real Estate Index)	MSCI World Index	FTSE EPRA Nareit Developed Index (formerly, FTSE EPRA/NAREIT Developed Real Estate Index)
Multi-Strategy Income Fund	30% FTSE All‑World/70% FTSE U.S. Broad Investment Grade Composite Index	Bloomberg U.S. Aggregate Bond Index
30% Bloomberg U.S. Aggregate Bond Index;
18% ICE BofA Global High Yield Index;
12% J.P. Morgan EMBI Global Diversified Index;
7% FTSE EPRA Nareit Global Index; and 33% MSCI ACWI High Dividend Yield Index (the Multi-Strategy Income Composite Index)

Fund	Existing Primary Benchmark	New Primary Benchmark	New Secondary Benchmark
Multi-Asset Growth Strategy Fund	60% FTSE All‑World/40% FTSE U.S. Broad Investment Grade Composite Index	Russell 1000® Index	20% Bloomberg U.S. Aggregate Bond Index; 20% ICE BofA Global High Yield Index; 55% MSCI ACWI Index; and 5% FTSE EPRA Nareit Global Index (the Multi-Asset Growth Strategy Composite Index)
Multifactor Funds: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 7, 2023, to
PROSPECTUS DATED MARCH 1, 2023
I.  LONG DURATION BOND FUND:
(i)
NAME CHANGE: Effective September 13, 2023, the Multifactor Bond Fund was renamed the Long Duration Bond Fund. All references to the Multifactor Bond Fund in the Prospectus listed above are changed to the Long Duration Bond Fund.

(ii)
BENCHMARK CHANGE: Effective October 1, 2023, to comply with new regulations that require a Fund’s primary benchmark to represent the overall domestic debt market, the Long Duration Bond Fund’s primary benchmark changed from the Bloomberg Global Aggregate Bond Index (USD Hedged) to the Bloomberg U.S. Aggregate Bond Index.

(iii)
PRINCIPAL INVESTMENT STRATEGIES: Effective on or about September 13, 2023, the Long Duration Bond Fund changed certain of its investment strategies. In connection with these changes, the Fund (i) changed its principal investment strategies to invest principally in long duration bonds, as defined by durations greater than 9 years, and no longer has a typical portfolio duration within one year of the duration of the Bloomberg Global Aggregate Bond Index (USD Hedged); (ii) no longer principally invests in debt securities that are rated below investment grade (commonly referred to as “high yield” or “junk bonds”); (iii) no longer principally invests in non‑U.S. debt securities; and (iv) increased its allocation to fixed income securities issued or guaranteed by the U.S. government or by any U.S. government agency or instrumentality and municipal debt obligations and decreased its allocation to U.S. corporate debt securities. The Fund completed the transition of its investment strategies on or about September 30, 2023. Accordingly, the following replaces the information in the sub‑section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Long Duration Bond Fund:

The Fund has a non‑fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds.
Russell Investment Management, LLC (“RIM”) seeks to achieve the Fund’s investment objective by managing the Fund’s overall exposures (such as duration, sector, industry, region, currency, credit quality, yield curve positioning or interest rates). The Fund’s exposures are monitored and analyzed relative to the ICE BofA 10‑15 Year US Treasury Index and RIM tilts the Fund’s exposures by over or underweighting any of the portfolio’s characteristics relative to the ICE BofA 10‑15 Year US Treasury Index over the short, intermediate or long term. RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Fund to assess Fund characteristics and identify a portfolio which it believes will provide the desired exposures. After RIM has determined the Fund’s desired exposures, RIM invests the Fund’s assets in a variety of instruments, including securities of issuers in a variety of sectors of the fixed income market and fixed income currency derivatives, in order to reflect those desired exposures. RIM may replicate indexes or may utilize techniques such as optimization and/or substitution of index constituents to seek to efficiently gain desired portfolio exposures.
The Fund invests principally in long duration bonds and defines long duration as durations greater than 9 years. The Fund has no restrictions on individual security duration. The Fund may invest in fixed income securities issued or guaranteed by the U.S. government or by any U.S. government agency or instrumentality, municipal debt obligations, U.S. corporate debt securities and Yankee Bonds (dollar denominated obligations issued in the U.S. or by non‑U.S. banks and corporations). The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. The Fund may invest in mortgage related securities, including mortgage-backed securities. A portion of the Fund’s net assets may be illiquid. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including tax‑free and indexed commercial paper. The Fund may also invest in variable master demand notes and stand‑by‑commitments. The Fund usually, but not always, exposes a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts, to be announced (“TBA”) securities and swaps. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
(iv)	PRINCIPAL RISKS: The following changes are made to the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Long Duration Bond Fund:
The following risk factors for the Fund are added:
•
Municipal Obligations. Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors.

•
Puts, Stand‑by Commitments and Demand Notes. The ability of the Fund to exercise a put or stand‑by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand‑by commitment is exercised or on certain restrictions in the buy back arrangement. If there is a shortfall in the anticipated proceeds from demand notes, including variable rate demand notes, the notes may not be fully repaid and the Fund may lose money.

The following risk factors for the Fund are deleted:
•	Non‑Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non‑investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
•
Distressed Securities. Investments in distressed securities inherently have more credit risk than investments in non‑distressed issuers. In the event that an issuer of distressed securities defaults or initiates insolvency proceedings, the Fund may lose all of its investment in the distressed securities.

•
Non‑U.S. and Emerging Markets Debt. The value of an investment in non‑U.S. and emerging markets debt may be affected by political, economic or social conditions or foreign currency exchange rates. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or default by the issuer. Non‑U.S. and emerging markets debt may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards.

•
Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.

Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 7, 2023, to
PROSPECTUS DATED MARCH 1, 2023
I.  BENCHMARK CHANGES: Effective January 1, 2024, to comply with new regulations that require a Fund’s primary benchmark to represent the overall applicable domestic or international equity or debt market, each of the following Funds will change its primary benchmark and add a secondary benchmark as follows. The secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that Russell Investment Management, LLC (“RIM”), the Funds’ advisor, believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark.

Fund	Existing Primary Benchmark	New Primary Benchmark	New Secondary Benchmark
Equity Income Fund	Russell 1000® Value Index	Russell 1000® Index	Not applicable
U.S. Small Cap Equity Fund	Russell 2000® Index	Russell 3000® Index	Russell 2000® Index
Tax‑Managed U.S. Mid & Small Cap Fund	Russell 2500™ Index	Russell 3000® Index	Russell 2500™ Index
Short Duration Bond Fund	ICE BofA 1‑3 Year US Treasury Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1‑3 Year US Treasury Index
Tax‑Exempt High Yield Bond Fund	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index
Tax‑Exempt Bond Fund	Bloomberg Municipal 1‑15 Year Blend (1‑17) Index	Bloomberg U.S. Aggregate Bond Index	Bloomberg Municipal 1‑15 Year Blend (1‑17) Index
Global Infrastructure Fund	S&P® Global Infrastructure Index	MSCI World Index	S&P® Global Infrastructure Index
Global Real Estate Securities Fund	FTSE EPRA Nareit Developed Index (formerly, FTSE EPRA/NAREIT Developed Real Estate Index)	MSCI World Index	FTSE EPRA Nareit Developed Index (formerly, FTSE EPRA/NAREIT Developed Real Estate Index)
Multi-Strategy Income Fund	30% FTSE All‑World/70% FTSE U.S. Broad Investment Grade Composite Index	Bloomberg U.S. Aggregate Bond Index
30% Bloomberg U.S. Aggregate Bond Index;
18% ICE BofA Global High Yield Index;
12% J.P. Morgan EMBI Global Diversified Index;
7% FTSE EPRA Nareit Global Index; and 33% MSCI ACWI High Dividend Yield Index (the Multi-Strategy Income Composite Index)

Fund	Existing Primary Benchmark	New Primary Benchmark	New Secondary Benchmark
Multi-Asset Growth Strategy Fund	60% FTSE All‑World/40% FTSE U.S. Broad Investment Grade Composite Index	Russell 1000® Index	20% Bloomberg U.S. Aggregate Bond Index; 20% ICE BofA Global High Yield Index; 55% MSCI ACWI Index; and 5% FTSE EPRA Nareit Global Index (the Multi-Asset Growth Strategy Composite Index)

U.S. Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 7, 2023, to
PROSPECTUS DATED MARCH 1, 2023
I.  BENCHMARK CHANGES: Effective January 1, 2024, to comply with new regulations that require a Fund’s primary benchmark to represent the overall applicable domestic or international equity or debt market, each of the following Funds will change its primary benchmark and add a secondary benchmark as follows. The secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that Russell Investment Management, LLC (“RIM”), the Funds’ advisor, believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark.

Fund	Existing Primary Benchmark	New Primary Benchmark	New Secondary Benchmark
Equity Income Fund	Russell 1000® Value Index	Russell 1000® Index	Not applicable
U.S. Small Cap Equity Fund	Russell 2000® Index	Russell 3000® Index	Russell 2000® Index
Tax‑Managed U.S. Mid & Small Cap Fund	Russell 2500™ Index	Russell 3000® Index	Russell 2500™ Index
Short Duration Bond Fund	ICE BofA 1‑3 Year US Treasury Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1‑3 Year US Treasury Index
Tax‑Exempt High Yield Bond Fund	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index
Tax‑Exempt Bond Fund	Bloomberg Municipal 1‑15 Year Blend (1‑17) Index	Bloomberg U.S. Aggregate Bond Index	Bloomberg Municipal 1‑15 Year Blend (1‑17) Index
Global Infrastructure Fund	S&P® Global Infrastructure Index	MSCI World Index	S&P® Global Infrastructure Index
Global Real Estate Securities Fund	FTSE EPRA Nareit Developed Index (formerly, FTSE EPRA/NAREIT Developed Real Estate Index)	MSCI World Index	FTSE EPRA Nareit Developed Index (formerly, FTSE EPRA/NAREIT Developed Real Estate Index)
Multi-Strategy Income Fund	30% FTSE All‑World/70% FTSE U.S. Broad Investment Grade Composite Index	Bloomberg U.S. Aggregate Bond Index
30% Bloomberg U.S. Aggregate Bond Index;
18% ICE BofA Global High Yield Index;
12% J.P. Morgan EMBI Global Diversified Index;
7% FTSE EPRA Nareit Global Index; and 33% MSCI ACWI High Dividend Yield Index (the Multi-Strategy Income Composite Index)

Fund	Existing Primary Benchmark	New Primary Benchmark	New Secondary Benchmark
Multi-Asset Growth Strategy Fund	60% FTSE All‑World/40% FTSE U.S. Broad Investment Grade Composite Index	Russell 1000® Index	20% Bloomberg U.S. Aggregate Bond Index; 20% ICE BofA Global High Yield Index; 55% MSCI ACWI Index; and 5% FTSE EPRA Nareit Global Index (the Multi-Asset Growth Strategy Composite Index)

Tax-Managed U.S. Mid & Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 7, 2023, to
PROSPECTUS DATED MARCH 1, 2023
I.  BENCHMARK CHANGES: Effective January 1, 2024, to comply with new regulations that require a Fund’s primary benchmark to represent the overall applicable domestic or international equity or debt market, each of the following Funds will change its primary benchmark and add a secondary benchmark as follows. The secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that Russell Investment Management, LLC (“RIM”), the Funds’ advisor, believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark.

Fund	Existing Primary Benchmark	New Primary Benchmark	New Secondary Benchmark
Equity Income Fund	Russell 1000® Value Index	Russell 1000® Index	Not applicable
U.S. Small Cap Equity Fund	Russell 2000® Index	Russell 3000® Index	Russell 2000® Index
Tax‑Managed U.S. Mid & Small Cap Fund	Russell 2500™ Index	Russell 3000® Index	Russell 2500™ Index
Short Duration Bond Fund	ICE BofA 1‑3 Year US Treasury Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1‑3 Year US Treasury Index
Tax‑Exempt High Yield Bond Fund	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index
Tax‑Exempt Bond Fund	Bloomberg Municipal 1‑15 Year Blend (1‑17) Index	Bloomberg U.S. Aggregate Bond Index	Bloomberg Municipal 1‑15 Year Blend (1‑17) Index
Global Infrastructure Fund	S&P® Global Infrastructure Index	MSCI World Index	S&P® Global Infrastructure Index
Global Real Estate Securities Fund	FTSE EPRA Nareit Developed Index (formerly, FTSE EPRA/NAREIT Developed Real Estate Index)	MSCI World Index	FTSE EPRA Nareit Developed Index (formerly, FTSE EPRA/NAREIT Developed Real Estate Index)
Multi-Strategy Income Fund	30% FTSE All‑World/70% FTSE U.S. Broad Investment Grade Composite Index	Bloomberg U.S. Aggregate Bond Index
30% Bloomberg U.S. Aggregate Bond Index;
18% ICE BofA Global High Yield Index;
12% J.P. Morgan EMBI Global Diversified Index;
7% FTSE EPRA Nareit Global Index; and 33% MSCI ACWI High Dividend Yield Index (the Multi-Strategy Income Composite Index)

Fund	Existing Primary Benchmark	New Primary Benchmark	New Secondary Benchmark
Multi-Asset Growth Strategy Fund	60% FTSE All‑World/40% FTSE U.S. Broad Investment Grade Composite Index	Russell 1000® Index	20% Bloomberg U.S. Aggregate Bond Index; 20% ICE BofA Global High Yield Index; 55% MSCI ACWI Index; and 5% FTSE EPRA Nareit Global Index (the Multi-Asset Growth Strategy Composite Index)

Short Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 7, 2023, to
PROSPECTUS DATED MARCH 1, 2023
I.  BENCHMARK CHANGES: Effective January 1, 2024, to comply with new regulations that require a Fund’s primary benchmark to represent the overall applicable domestic or international equity or debt market, each of the following Funds will change its primary benchmark and add a secondary benchmark as follows. The secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that Russell Investment Management, LLC (“RIM”), the Funds’ advisor, believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark.

Fund	Existing Primary Benchmark	New Primary Benchmark	New Secondary Benchmark
Equity Income Fund	Russell 1000® Value Index	Russell 1000® Index	Not applicable
U.S. Small Cap Equity Fund	Russell 2000® Index	Russell 3000® Index	Russell 2000® Index
Tax‑Managed U.S. Mid & Small Cap Fund	Russell 2500™ Index	Russell 3000® Index	Russell 2500™ Index
Short Duration Bond Fund	ICE BofA 1‑3 Year US Treasury Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1‑3 Year US Treasury Index
Tax‑Exempt High Yield Bond Fund	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index
Tax‑Exempt Bond Fund	Bloomberg Municipal 1‑15 Year Blend (1‑17) Index	Bloomberg U.S. Aggregate Bond Index	Bloomberg Municipal 1‑15 Year Blend (1‑17) Index
Global Infrastructure Fund	S&P® Global Infrastructure Index	MSCI World Index	S&P® Global Infrastructure Index
Global Real Estate Securities Fund	FTSE EPRA Nareit Developed Index (formerly, FTSE EPRA/NAREIT Developed Real Estate Index)	MSCI World Index	FTSE EPRA Nareit Developed Index (formerly, FTSE EPRA/NAREIT Developed Real Estate Index)
Multi-Strategy Income Fund	30% FTSE All‑World/70% FTSE U.S. Broad Investment Grade Composite Index	Bloomberg U.S. Aggregate Bond Index
30% Bloomberg U.S. Aggregate Bond Index;
18% ICE BofA Global High Yield Index;
12% J.P. Morgan EMBI Global Diversified Index;
7% FTSE EPRA Nareit Global Index; and 33% MSCI ACWI High Dividend Yield Index (the Multi-Strategy Income Composite Index)

Fund	Existing Primary Benchmark	New Primary Benchmark	New Secondary Benchmark
Multi-Asset Growth Strategy Fund	60% FTSE All‑World/40% FTSE U.S. Broad Investment Grade Composite Index	Russell 1000® Index	20% Bloomberg U.S. Aggregate Bond Index; 20% ICE BofA Global High Yield Index; 55% MSCI ACWI Index; and 5% FTSE EPRA Nareit Global Index (the Multi-Asset Growth Strategy Composite Index)

Tax-Exempt High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 7, 2023, to
PROSPECTUS DATED MARCH 1, 2023
I.  BENCHMARK CHANGES: Effective January 1, 2024, to comply with new regulations that require a Fund’s primary benchmark to represent the overall applicable domestic or international equity or debt market, each of the following Funds will change its primary benchmark and add a secondary benchmark as follows. The secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that Russell Investment Management, LLC (“RIM”), the Funds’ advisor, believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark.

Fund	Existing Primary Benchmark	New Primary Benchmark	New Secondary Benchmark
Equity Income Fund	Russell 1000® Value Index	Russell 1000® Index	Not applicable
U.S. Small Cap Equity Fund	Russell 2000® Index	Russell 3000® Index	Russell 2000® Index
Tax‑Managed U.S. Mid & Small Cap Fund	Russell 2500™ Index	Russell 3000® Index	Russell 2500™ Index
Short Duration Bond Fund	ICE BofA 1‑3 Year US Treasury Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1‑3 Year US Treasury Index
Tax‑Exempt High Yield Bond Fund	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index
Tax‑Exempt Bond Fund	Bloomberg Municipal 1‑15 Year Blend (1‑17) Index	Bloomberg U.S. Aggregate Bond Index	Bloomberg Municipal 1‑15 Year Blend (1‑17) Index
Global Infrastructure Fund	S&P® Global Infrastructure Index	MSCI World Index	S&P® Global Infrastructure Index
Global Real Estate Securities Fund	FTSE EPRA Nareit Developed Index (formerly, FTSE EPRA/NAREIT Developed Real Estate Index)	MSCI World Index	FTSE EPRA Nareit Developed Index (formerly, FTSE EPRA/NAREIT Developed Real Estate Index)
Multi-Strategy Income Fund	30% FTSE All‑World/70% FTSE U.S. Broad Investment Grade Composite Index	Bloomberg U.S. Aggregate Bond Index
30% Bloomberg U.S. Aggregate Bond Index;
18% ICE BofA Global High Yield Index;
12% J.P. Morgan EMBI Global Diversified Index;
7% FTSE EPRA Nareit Global Index; and 33% MSCI ACWI High Dividend Yield Index (the Multi-Strategy Income Composite Index)

Fund	Existing Primary Benchmark	New Primary Benchmark	New Secondary Benchmark
Multi-Asset Growth Strategy Fund	60% FTSE All‑World/40% FTSE U.S. Broad Investment Grade Composite Index	Russell 1000® Index	20% Bloomberg U.S. Aggregate Bond Index; 20% ICE BofA Global High Yield Index; 55% MSCI ACWI Index; and 5% FTSE EPRA Nareit Global Index (the Multi-Asset Growth Strategy Composite Index)

Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 7, 2023, to
PROSPECTUS DATED MARCH 1, 2023
I.  BENCHMARK CHANGES: Effective January 1, 2024, to comply with new regulations that require a Fund’s primary benchmark to represent the overall applicable domestic or international equity or debt market, each of the following Funds will change its primary benchmark and add a secondary benchmark as follows. The secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that Russell Investment Management, LLC (“RIM”), the Funds’ advisor, believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark.

Fund	Existing Primary Benchmark	New Primary Benchmark	New Secondary Benchmark
Equity Income Fund	Russell 1000® Value Index	Russell 1000® Index	Not applicable
U.S. Small Cap Equity Fund	Russell 2000® Index	Russell 3000® Index	Russell 2000® Index
Tax‑Managed U.S. Mid & Small Cap Fund	Russell 2500™ Index	Russell 3000® Index	Russell 2500™ Index
Short Duration Bond Fund	ICE BofA 1‑3 Year US Treasury Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1‑3 Year US Treasury Index
Tax‑Exempt High Yield Bond Fund	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index
Tax‑Exempt Bond Fund	Bloomberg Municipal 1‑15 Year Blend (1‑17) Index	Bloomberg U.S. Aggregate Bond Index	Bloomberg Municipal 1‑15 Year Blend (1‑17) Index
Global Infrastructure Fund	S&P® Global Infrastructure Index	MSCI World Index	S&P® Global Infrastructure Index
Global Real Estate Securities Fund	FTSE EPRA Nareit Developed Index (formerly, FTSE EPRA/NAREIT Developed Real Estate Index)	MSCI World Index	FTSE EPRA Nareit Developed Index (formerly, FTSE EPRA/NAREIT Developed Real Estate Index)
Multi-Strategy Income Fund	30% FTSE All‑World/70% FTSE U.S. Broad Investment Grade Composite Index	Bloomberg U.S. Aggregate Bond Index
30% Bloomberg U.S. Aggregate Bond Index;
18% ICE BofA Global High Yield Index;
12% J.P. Morgan EMBI Global Diversified Index;
7% FTSE EPRA Nareit Global Index; and 33% MSCI ACWI High Dividend Yield Index (the Multi-Strategy Income Composite Index)

Fund	Existing Primary Benchmark	New Primary Benchmark	New Secondary Benchmark
Multi-Asset Growth Strategy Fund	60% FTSE All‑World/40% FTSE U.S. Broad Investment Grade Composite Index	Russell 1000® Index	20% Bloomberg U.S. Aggregate Bond Index; 20% ICE BofA Global High Yield Index; 55% MSCI ACWI Index; and 5% FTSE EPRA Nareit Global Index (the Multi-Asset Growth Strategy Composite Index)

Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 7, 2023, to
PROSPECTUS DATED MARCH 1, 2023
I.  BENCHMARK CHANGES: Effective January 1, 2024, to comply with new regulations that require a Fund’s primary benchmark to represent the overall applicable domestic or international equity or debt market, each of the following Funds will change its primary benchmark and add a secondary benchmark as follows. The secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that Russell Investment Management, LLC (“RIM”), the Funds’ advisor, believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark.

Fund	Existing Primary Benchmark	New Primary Benchmark	New Secondary Benchmark
Equity Income Fund	Russell 1000® Value Index	Russell 1000® Index	Not applicable
U.S. Small Cap Equity Fund	Russell 2000® Index	Russell 3000® Index	Russell 2000® Index
Tax‑Managed U.S. Mid & Small Cap Fund	Russell 2500™ Index	Russell 3000® Index	Russell 2500™ Index
Short Duration Bond Fund	ICE BofA 1‑3 Year US Treasury Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1‑3 Year US Treasury Index
Tax‑Exempt High Yield Bond Fund	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index
Tax‑Exempt Bond Fund	Bloomberg Municipal 1‑15 Year Blend (1‑17) Index	Bloomberg U.S. Aggregate Bond Index	Bloomberg Municipal 1‑15 Year Blend (1‑17) Index
Global Infrastructure Fund	S&P® Global Infrastructure Index	MSCI World Index	S&P® Global Infrastructure Index
Global Real Estate Securities Fund	FTSE EPRA Nareit Developed Index (formerly, FTSE EPRA/NAREIT Developed Real Estate Index)	MSCI World Index	FTSE EPRA Nareit Developed Index (formerly, FTSE EPRA/NAREIT Developed Real Estate Index)
Multi-Strategy Income Fund	30% FTSE All‑World/70% FTSE U.S. Broad Investment Grade Composite Index	Bloomberg U.S. Aggregate Bond Index
30% Bloomberg U.S. Aggregate Bond Index;
18% ICE BofA Global High Yield Index;
12% J.P. Morgan EMBI Global Diversified Index;
7% FTSE EPRA Nareit Global Index; and 33% MSCI ACWI High Dividend Yield Index (the Multi-Strategy Income Composite Index)

Fund	Existing Primary Benchmark	New Primary Benchmark	New Secondary Benchmark
Multi-Asset Growth Strategy Fund	60% FTSE All‑World/40% FTSE U.S. Broad Investment Grade Composite Index	Russell 1000® Index	20% Bloomberg U.S. Aggregate Bond Index; 20% ICE BofA Global High Yield Index; 55% MSCI ACWI Index; and 5% FTSE EPRA Nareit Global Index (the Multi-Asset Growth Strategy Composite Index)

Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 7, 2023, to
PROSPECTUS DATED MARCH 1, 2023
I.  BENCHMARK CHANGES: Effective January 1, 2024, to comply with new regulations that require a Fund’s primary benchmark to represent the overall applicable domestic or international equity or debt market, each of the following Funds will change its primary benchmark and add a secondary benchmark as follows. The secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that Russell Investment Management, LLC (“RIM”), the Funds’ advisor, believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark.

Fund	Existing Primary Benchmark	New Primary Benchmark	New Secondary Benchmark
Equity Income Fund	Russell 1000® Value Index	Russell 1000® Index	Not applicable
U.S. Small Cap Equity Fund	Russell 2000® Index	Russell 3000® Index	Russell 2000® Index
Tax‑Managed U.S. Mid & Small Cap Fund	Russell 2500™ Index	Russell 3000® Index	Russell 2500™ Index
Short Duration Bond Fund	ICE BofA 1‑3 Year US Treasury Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1‑3 Year US Treasury Index
Tax‑Exempt High Yield Bond Fund	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index
Tax‑Exempt Bond Fund	Bloomberg Municipal 1‑15 Year Blend (1‑17) Index	Bloomberg U.S. Aggregate Bond Index	Bloomberg Municipal 1‑15 Year Blend (1‑17) Index
Global Infrastructure Fund	S&P® Global Infrastructure Index	MSCI World Index	S&P® Global Infrastructure Index
Global Real Estate Securities Fund	FTSE EPRA Nareit Developed Index (formerly, FTSE EPRA/NAREIT Developed Real Estate Index)	MSCI World Index	FTSE EPRA Nareit Developed Index (formerly, FTSE EPRA/NAREIT Developed Real Estate Index)
Multi-Strategy Income Fund	30% FTSE All‑World/70% FTSE U.S. Broad Investment Grade Composite Index	Bloomberg U.S. Aggregate Bond Index
30% Bloomberg U.S. Aggregate Bond Index;
18% ICE BofA Global High Yield Index;
12% J.P. Morgan EMBI Global Diversified Index;
7% FTSE EPRA Nareit Global Index; and 33% MSCI ACWI High Dividend Yield Index (the Multi-Strategy Income Composite Index)

Fund	Existing Primary Benchmark	New Primary Benchmark	New Secondary Benchmark
Multi-Asset Growth Strategy Fund	60% FTSE All‑World/40% FTSE U.S. Broad Investment Grade Composite Index	Russell 1000® Index	20% Bloomberg U.S. Aggregate Bond Index; 20% ICE BofA Global High Yield Index; 55% MSCI ACWI Index; and 5% FTSE EPRA Nareit Global Index (the Multi-Asset Growth Strategy Composite Index)

Multi-Strategy Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 7, 2023, to
PROSPECTUS DATED MARCH 1, 2023
I.  BENCHMARK CHANGES: Effective January 1, 2024, to comply with new regulations that require a Fund’s primary benchmark to represent the overall applicable domestic or international equity or debt market, each of the following Funds will change its primary benchmark and add a secondary benchmark as follows. The secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that Russell Investment Management, LLC (“RIM”), the Funds’ advisor, believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark.

Fund	Existing Primary Benchmark	New Primary Benchmark	New Secondary Benchmark
Equity Income Fund	Russell 1000® Value Index	Russell 1000® Index	Not applicable
U.S. Small Cap Equity Fund	Russell 2000® Index	Russell 3000® Index	Russell 2000® Index
Tax‑Managed U.S. Mid & Small Cap Fund	Russell 2500™ Index	Russell 3000® Index	Russell 2500™ Index
Short Duration Bond Fund	ICE BofA 1‑3 Year US Treasury Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1‑3 Year US Treasury Index
Tax‑Exempt High Yield Bond Fund	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index
Tax‑Exempt Bond Fund	Bloomberg Municipal 1‑15 Year Blend (1‑17) Index	Bloomberg U.S. Aggregate Bond Index	Bloomberg Municipal 1‑15 Year Blend (1‑17) Index
Global Infrastructure Fund	S&P® Global Infrastructure Index	MSCI World Index	S&P® Global Infrastructure Index
Global Real Estate Securities Fund	FTSE EPRA Nareit Developed Index (formerly, FTSE EPRA/NAREIT Developed Real Estate Index)	MSCI World Index	FTSE EPRA Nareit Developed Index (formerly, FTSE EPRA/NAREIT Developed Real Estate Index)
Multi-Strategy Income Fund	30% FTSE All‑World/70% FTSE U.S. Broad Investment Grade Composite Index	Bloomberg U.S. Aggregate Bond Index
30% Bloomberg U.S. Aggregate Bond Index;
18% ICE BofA Global High Yield Index;
12% J.P. Morgan EMBI Global Diversified Index;
7% FTSE EPRA Nareit Global Index; and 33% MSCI ACWI High Dividend Yield Index (the Multi-Strategy Income Composite Index)

Fund	Existing Primary Benchmark	New Primary Benchmark	New Secondary Benchmark
Multi-Asset Growth Strategy Fund	60% FTSE All‑World/40% FTSE U.S. Broad Investment Grade Composite Index	Russell 1000® Index	20% Bloomberg U.S. Aggregate Bond Index; 20% ICE BofA Global High Yield Index; 55% MSCI ACWI Index; and 5% FTSE EPRA Nareit Global Index (the Multi-Asset Growth Strategy Composite Index)

Multi-Asset Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 7, 2023, to
PROSPECTUS DATED MARCH 1, 2023
I.  BENCHMARK CHANGES: Effective January 1, 2024, to comply with new regulations that require a Fund’s primary benchmark to represent the overall applicable domestic or international equity or debt market, each of the following Funds will change its primary benchmark and add a secondary benchmark as follows. The secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that Russell Investment Management, LLC (“RIM”), the Funds’ advisor, believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark.

Fund	Existing Primary Benchmark	New Primary Benchmark	New Secondary Benchmark
Equity Income Fund	Russell 1000® Value Index	Russell 1000® Index	Not applicable
U.S. Small Cap Equity Fund	Russell 2000® Index	Russell 3000® Index	Russell 2000® Index
Tax‑Managed U.S. Mid & Small Cap Fund	Russell 2500™ Index	Russell 3000® Index	Russell 2500™ Index
Short Duration Bond Fund	ICE BofA 1‑3 Year US Treasury Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1‑3 Year US Treasury Index
Tax‑Exempt High Yield Bond Fund	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index
Tax‑Exempt Bond Fund	Bloomberg Municipal 1‑15 Year Blend (1‑17) Index	Bloomberg U.S. Aggregate Bond Index	Bloomberg Municipal 1‑15 Year Blend (1‑17) Index
Global Infrastructure Fund	S&P® Global Infrastructure Index	MSCI World Index	S&P® Global Infrastructure Index
Global Real Estate Securities Fund	FTSE EPRA Nareit Developed Index (formerly, FTSE EPRA/NAREIT Developed Real Estate Index)	MSCI World Index	FTSE EPRA Nareit Developed Index (formerly, FTSE EPRA/NAREIT Developed Real Estate Index)
Multi-Strategy Income Fund	30% FTSE All‑World/70% FTSE U.S. Broad Investment Grade Composite Index	Bloomberg U.S. Aggregate Bond Index
30% Bloomberg U.S. Aggregate Bond Index;
18% ICE BofA Global High Yield Index;
12% J.P. Morgan EMBI Global Diversified Index;
7% FTSE EPRA Nareit Global Index; and 33% MSCI ACWI High Dividend Yield Index (the Multi-Strategy Income Composite Index)

Fund	Existing Primary Benchmark	New Primary Benchmark	New Secondary Benchmark
Multi-Asset Growth Strategy Fund	60% FTSE All‑World/40% FTSE U.S. Broad Investment Grade Composite Index	Russell 1000® Index	20% Bloomberg U.S. Aggregate Bond Index; 20% ICE BofA Global High Yield Index; 55% MSCI ACWI Index; and 5% FTSE EPRA Nareit Global Index (the Multi-Asset Growth Strategy Composite Index)

LONG DURATION BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Multifactor Funds: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 7, 2023, to
PROSPECTUS DATED MARCH 1, 2023
I.  LONG DURATION BOND FUND:
(i)
NAME CHANGE: Effective September 13, 2023, the Multifactor Bond Fund was renamed the Long Duration Bond Fund. All references to the Multifactor Bond Fund in the Prospectus listed above are changed to the Long Duration Bond Fund.

(ii)
BENCHMARK CHANGE: Effective October 1, 2023, to comply with new regulations that require a Fund’s primary benchmark to represent the overall domestic debt market, the Long Duration Bond Fund’s primary benchmark changed from the Bloomberg Global Aggregate Bond Index (USD Hedged) to the Bloomberg U.S. Aggregate Bond Index.

(iii)
PRINCIPAL INVESTMENT STRATEGIES: Effective on or about September 13, 2023, the Long Duration Bond Fund changed certain of its investment strategies. In connection with these changes, the Fund (i) changed its principal investment strategies to invest principally in long duration bonds, as defined by durations greater than 9 years, and no longer has a typical portfolio duration within one year of the duration of the Bloomberg Global Aggregate Bond Index (USD Hedged); (ii) no longer principally invests in debt securities that are rated below investment grade (commonly referred to as “high yield” or “junk bonds”); (iii) no longer principally invests in non‑U.S. debt securities; and (iv) increased its allocation to fixed income securities issued or guaranteed by the U.S. government or by any U.S. government agency or instrumentality and municipal debt obligations and decreased its allocation to U.S. corporate debt securities. The Fund completed the transition of its investment strategies on or about September 30, 2023. Accordingly, the following replaces the information in the sub‑section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Long Duration Bond Fund:

The Fund has a non‑fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds.
Russell Investment Management, LLC (“RIM”) seeks to achieve the Fund’s investment objective by managing the Fund’s overall exposures (such as duration, sector, industry, region, currency, credit quality, yield curve positioning or interest rates). The Fund’s exposures are monitored and analyzed relative to the ICE BofA 10‑15 Year US Treasury Index and RIM tilts the Fund’s exposures by over or underweighting any of the portfolio’s characteristics relative to the ICE BofA 10‑15 Year US Treasury Index over the short, intermediate or long term. RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Fund to assess Fund characteristics and identify a portfolio which it believes will provide the desired exposures. After RIM has determined the Fund’s desired exposures, RIM invests the Fund’s assets in a variety of instruments, including securities of issuers in a variety of sectors of the fixed income market and fixed income currency derivatives, in order to reflect those desired exposures. RIM may replicate indexes or may utilize techniques such as optimization and/or substitution of index constituents to seek to efficiently gain desired portfolio exposures.
The Fund invests principally in long duration bonds and defines long duration as durations greater than 9 years. The Fund has no restrictions on individual security duration. The Fund may invest in fixed income securities issued or guaranteed by the U.S. government or by any U.S. government agency or instrumentality, municipal debt obligations, U.S. corporate debt securities and Yankee Bonds (dollar denominated obligations issued in the U.S. or by non‑U.S. banks and corporations). The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. The Fund may invest in mortgage related securities, including mortgage-backed securities. A portion of the Fund’s net assets may be illiquid. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including tax‑free and indexed commercial paper. The Fund may also invest in variable master demand notes and stand‑by‑commitments. The Fund usually, but not always, exposes a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts, to be announced (“TBA”) securities and swaps. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
(iv)	PRINCIPAL RISKS: The following changes are made to the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Long Duration Bond Fund:
The following risk factors for the Fund are added:
•
Municipal Obligations. Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors.

•
Puts, Stand‑by Commitments and Demand Notes. The ability of the Fund to exercise a put or stand‑by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand‑by commitment is exercised or on certain restrictions in the buy back arrangement. If there is a shortfall in the anticipated proceeds from demand notes, including variable rate demand notes, the notes may not be fully repaid and the Fund may lose money.

The following risk factors for the Fund are deleted:
•	Non‑Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non‑investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
•
Distressed Securities. Investments in distressed securities inherently have more credit risk than investments in non‑distressed issuers. In the event that an issuer of distressed securities defaults or initiates insolvency proceedings, the Fund may lose all of its investment in the distressed securities.

•
Non‑U.S. and Emerging Markets Debt. The value of an investment in non‑U.S. and emerging markets debt may be affected by political, economic or social conditions or foreign currency exchange rates. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or default by the issuer. Non‑U.S. and emerging markets debt may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards.

•
Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.